Financial Risk and Fair Value Disclosures - Details of Forward Exchange Contracts (Detail) - Forward Exchange Contracts [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Notional Amount on sale of foreign currency	$ 285
Contract Period, beginning date	Dec. 01, 2016
Contract Period, end date	Feb. 16, 2017